SEGMENTS (Details) - USD ($)	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023
Segment Reporting [Abstract]
General and administrative expenses	$ 938,890	$ 1,673,108
Interest earned on the Trust Account	$ 1,123,400	$ 4,082,917